Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (548)	$ 132	$ 723	$ 904
Return on plan assets (excluding interest based on discount rate)	465	33	(1,004)	(561)
Total remeasurements of employee benefit plans	(83)	165	(281)	343
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(50)	15	70	90
Experience adjustments	(1)	(2)		(2)
Total remeasurements of employee benefit plans	$ (51)	$ 13	$ 70	$ 88